Reclassifications within Consolidated Statements of Comprehensive (Loss) / Income - Summaty of Reclassifications within Consolidated Statements of Comprehensive (Loss) / Income (Details) - SGD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Awards and events costs	$ (3,957)	$ (3,255)	[1]	$ (2,703)	[1]
Referral fees	(2,286)	(2,201)	[1]	(1,376)	[1]
Merchant fees	(3,294)	(2,444)	[1]	(1,869)	[1]
Salary and staff costs	(72,971)	(71,170)	[1]	(59,002)	[1]
Marketing expenses	(15,446)	(16,760)	[1]	(23,073)	[1]
Technology expenses	(13,163)	(11,398)	[1]	(7,940)	[1]
Total expenses	$ (171,803)	(288,679)	[1]	(165,219)	[1]
Venue cost [member]
Venue costs		6,864		5,859
Sales and marketing cost		0		0
IT and internet expenses		0		0
Employee compensation		0		0
Non-executive directors' remuneration		0		0
Staff cost		0		0
Office rental		0		0
Awards and events costs		(3,255)		(2,703)
Advertising and platform fees		(2,808)		(2,810)
Referral fees		0		0
Merchant fees		0		0
Salary and staff costs		0		0
Marketing expenses		(801)		(346)
Technology expenses		0		0
Share grant and option expenses		0		0
Other expenses		0		0
Total expenses		0		0
Sales and marketing cost [member]
Venue costs		0		0
Sales and marketing cost		20,955		26,297
IT and internet expenses		0		0
Employee compensation		0		0
Non-executive directors' remuneration		0		0
Staff cost		0		0
Office rental		0		0
Awards and events costs		0		0
Advertising and platform fees		(196)		(229)
Referral fees		(2,201)		(1,376)
Merchant fees		(2,444)		(1,869)
Salary and staff costs		0		0
Marketing expenses		(15,959)		(22,727)
Technology expenses		0		0
Share grant and option expenses		0		0
Other expenses		(155)		(96)
Total expenses		0		0
IT and Internet expenses [member]
Venue costs		0		0
Sales and marketing cost		0		0
IT and internet expenses		11,313		7,882
Employee compensation		0		0
Non-executive directors' remuneration		0		0
Staff cost		0		0
Office rental		0		0
Awards and events costs		0		0
Advertising and platform fees		0		0
Referral fees		0		0
Merchant fees		0		0
Salary and staff costs		0		0
Marketing expenses		0		0
Technology expenses		(11,313)		(7,882)
Share grant and option expenses		0		0
Other expenses		0		0
Total expenses		0		0
Employee compensation [member]
Venue costs		0		0
Sales and marketing cost		0		0
IT and internet expenses		0		0
Employee compensation		69,977		65,184
Non-executive directors' remuneration		0		0
Staff cost		0		0
Office rental		0		0
Awards and events costs		0		0
Advertising and platform fees		0		0
Referral fees		0		0
Merchant fees		0		0
Salary and staff costs		(66,121)		(56,642)
Marketing expenses		0		0
Technology expenses		0		0
Share grant and option expenses		(3,856)		(8,542)
Other expenses		0		0
Total expenses		0		0
Non-executive directors' remuneration [member]
Venue costs		0		0
Sales and marketing cost		0		0
IT and internet expenses		0		0
Employee compensation		0		0
Non-executive directors' remuneration		2,356		2,503
Staff cost		0		0
Office rental		0		0
Awards and events costs		0		0
Advertising and platform fees		0		0
Referral fees		0		0
Merchant fees		0		0
Salary and staff costs		(688)		(575)
Marketing expenses		0		0
Technology expenses		0		0
Share grant and option expenses		(1,668)		(1,928)
Other expenses		0		0
Total expenses		0		0
Staff cost [member]
Venue costs		0		0
Sales and marketing cost		0		0
IT and internet expenses		0		0
Employee compensation		0		0
Non-executive directors' remuneration		0		0
Staff cost		2,166		1,290
Office rental		0		0
Awards and events costs		0		0
Advertising and platform fees		0		0
Referral fees		0		0
Merchant fees		0		0
Salary and staff costs		(2,166)		(1,290)
Marketing expenses		0		0
Technology expenses		0		0
Share grant and option expenses		0		0
Other expenses		0		0
Total expenses		0		0
Office rental [member]
Venue costs		0		0
Sales and marketing cost		0		0
IT and internet expenses		0		0
Employee compensation		0		0
Non-executive directors' remuneration		0		0
Staff cost		0		0
Office rental		71		91
Awards and events costs		0		0
Advertising and platform fees		0		0
Referral fees		0		0
Merchant fees		0		0
Salary and staff costs		0		0
Marketing expenses		0		0
Technology expenses		0		0
Share grant and option expenses		0		0
Other expenses		(71)		(91)
Total expenses		0		0
Other expenses [member]
Venue costs		0		0
Sales and marketing cost		0		0
IT and internet expenses		0		0
Employee compensation		0		0
Non-executive directors' remuneration		0		0
Staff cost		0		0
Office rental		0		0
Awards and events costs		0		0
Advertising and platform fees		0		0
Referral fees		0		0
Merchant fees		0		0
Salary and staff costs		(2,195)		(495)
Marketing expenses		0		0
Technology expenses		(85)		(58)
Share grant and option expenses		0		0
Other expenses		2,280		553
Total expenses		0		0
As previously reported [member]
Venue costs		(6,864)		(5,859)
Sales and marketing cost		(20,955)		(26,297)
IT and internet expenses		(11,313)		(7,882)
Employee compensation		(69,977)		(65,184)
Non-executive directors' remuneration		(2,356)		(2,503)
Staff cost		(2,166)		(1,290)
Office rental		(71)		(91)
Awards and events costs		0		0
Advertising and platform fees		0		0
Referral fees		0		0
Merchant fees		0		0
Salary and staff costs		0		0
Marketing expenses		0		0
Technology expenses		0		0
Share grant and option expenses		0		0
Other expenses		(9,973)		(2,269)
Total expenses		(123,675)		(111,375)
As reclassified [member]
Venue costs		0		0
Sales and marketing cost		0		0
IT and internet expenses		0		0
Employee compensation		0		0
Non-executive directors' remuneration		0		0
Staff cost		0		0
Office rental		0		0
Awards and events costs		(3,255)		(2,703)
Advertising and platform fees		(3,004)		(3,039)
Referral fees		(2,201)		(1,376)
Merchant fees		(2,444)		(1,869)
Salary and staff costs		(71,170)		(59,002)
Marketing expenses		(16,760)		(23,073)
Technology expenses		(11,398)		(7,940)
Share grant and option expenses		(5,524)		(10,470)
Other expenses		(7,919)		(1,903)
Total expenses		$ (123,675)		$ (111,375)

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).